Schedule of Investments – IQ Engender Equality ETF
July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 6.7%
Match Group, Inc.*	1,618	$75,253
Meta Platforms, Inc., Class A*	243	77,420
Omnicom Group, Inc.	718	60,757
Pinterest, Inc., Class A*	2,696	78,157
Verizon Communications, Inc.	1,875	63,900

Total Communication Services		355,487

Consumer Discretionary — 16.4%
Best Buy Co., Inc.	857	71,174
Choice Hotels International, Inc.	600	78,450
DoorDash, Inc., Class A*	933	84,707
eBay, Inc.	1,517	67,522
Etsy, Inc.*	723	73,493
General Motors Co.	1,801	69,104
Hasbro, Inc.	1,112	71,791
McDonald’s Corp.	233	68,315
PVH Corp.	811	72,698
Service Corp. International	1,032	68,783
Under Armour, Inc., Class A*	8,731	70,372
VF Corp.	3,504	69,414

Total Consumer Discretionary		865,823

Consumer Staples — 14.0%
Clorox Co. (The)	437	66,197
Coca-Cola Co. (The)	1,108	68,618
General Mills, Inc.	847	63,305
J M Smucker Co. (The)	447	67,340
Kellogg Co.	1,031	68,964
Kimberly-Clark Corp.	497	64,163
Mondelez International, Inc., Class A	929	68,867
PepsiCo, Inc.	367	68,798
Procter & Gamble Co. (The)	457	71,429
Target Corp.	511	69,736
Walgreens Boots Alliance, Inc.	2,092	62,697

Total Consumer Staples		740,114

Financials — 19.0%
American Express Co.	397	67,045
Bank of America Corp.	2,342	74,944
BlackRock, Inc.	97	71,669
Citigroup, Inc.	1,419	67,630
JPMorgan Chase & Co.	477	75,347
Mastercard, Inc., Class A	182	71,759
MetLife, Inc.	1,232	77,579
Moody’s Corp.	200	70,550
PayPal Holdings, Inc.*	1,029	78,019
Raymond James Financial, Inc.	683	75,178
S&P Global, Inc.	173	68,250
Visa, Inc., Class A(a)	299	71,081
Wells Fargo & Co.	1,621	74,825
Willis Towers Watson PLC	291	61,497

Total Financials		1,005,373

Health Care — 15.2%
AmerisourceBergen Corp.	374	69,901
Amgen, Inc.	298	69,777
Biogen, Inc.*	230	62,144
BioMarin Pharmaceutical, Inc.*	710	62,430
Boston Scientific Corp.*	1,258	65,227
Centene Corp.*	1,041	70,882
Illumina, Inc.*	332	63,794
Johnson & Johnson	416	69,692
Merck & Co., Inc.	625	66,656
Shockwave Medical, Inc.*	232	60,459
Vertex Pharmaceuticals, Inc.*	197	69,411
	Shares	Value
Common Stocks (continued)
Health Care (continued)
Zoetis, Inc.	400	$75,236

Total Health Care		805,609

Industrials — 8.5%
Automatic Data Processing, Inc.	309	76,403
Cummins, Inc.	290	75,632
Lyft, Inc., Class A*	6,663	84,687
Sunrun, Inc.*	3,535	67,094
Uber Technologies, Inc.*	1,571	77,702
Xylem, Inc.	603	67,988

Total Industrials		449,506

Information Technology — 7.9%
Accenture PLC, Class A	214	67,699
Autodesk, Inc.*	320	67,837
Microsoft Corp.	200	67,184
National Instruments Corp.	1,189	70,151
Salesforce, Inc.*	323	72,678
Tyler Technologies, Inc.*	174	69,014

Total Information Technology		414,563

Materials — 8.1%
Alcoa Corp.	1,919	69,449
Dow, Inc.	1,286	72,620
DuPont de Nemours, Inc.	985	76,465
Ecolab, Inc.	376	68,861
International Flavors & Fragrances, Inc.	851	72,003
Newmont Corp.	1,560	66,955

Total Materials		426,353

Real Estate — 1.5%
Zillow Group, Inc., Class C*	1,464	79,290

Utilities — 2.6%
American Water Works Co., Inc.	459	67,671
Sempra	461	68,698

Total Utilities		136,369

Total Common Stocks
(Cost $5,144,325)		5,278,487

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(b)
(Cost $6,806)	6,806	6,806

Total Investments — 100.0%
(Cost $5,151,131)		5,285,293
Other Assets and Liabilities, Net — 0.0%(c)		2,057
Net Assets — 100.0%		$5,287,350

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $69,655; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $70,457.
(b)	Reflects the 1-day yield at July 31, 2023.
(c)	Less than 0.05%.

Schedule of Investments – IQ Engender Equality ETF (continued)
July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$5,278,487	$–	$–	$5,278,487
Short-Term Investment:
Money Market Fund	6,806	–	–	6,806
Total Investments in Securities	$5,285,293	$–	$–	$5,285,293

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.